Long-term debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Term loan facility	Maturity date	Interest rate	September 30, 2026	December 31, 2025
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$—	$2,924
Current portion				2,924
Term loan facilities, net of debt issuance costs			$—	$2,924